SEGMENT REPORTING - Non-current Assets by Geographical Area (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Unallocated assets	$ 25,827	$ 26,126
Total non-current assets	60,677	57,429
Total Americas
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	15,316	12,453
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	5,141	5,105
Brazil2
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	7,103	4,075
United States
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	963	1,079
Mexico
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,767	1,747
Argentina
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	289	404
Venezuela
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	32	24
Others
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	21	19
Total Europe
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	17,404	16,030
France
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	4,190	3,618
Germany
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,629	2,457
Belgium
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,800	2,534
Poland
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,545	2,302
Ukraine
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	695	658
Spain
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,058	1,978
Luxembourg
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,898	1,998
Bosnia and Herzegovina
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	159	161
Romania
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	37	26
Czech Republic
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	25	27
Others
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	368	271
Total Asia & Africa
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	2,130	2,820
Kazakstan
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	0	1,555
South Africa
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	424	567
Liberia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	915	420
Morocco
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	103	88
India
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	587	80
Others
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	$ 101	$ 110